UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10351

Nuveen Georgia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.8% (1.2% of Total Investments)
$ 15,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.191	BBB–	$ 487,800
	0.000%, 5/15/50
	Education and Civic Organizations – 13.8% (9.2% of Total Investments)
500	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	519,710
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
1,200	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	Aa3	1,208,364
	Project, Series 2007, 5.000%, 7/01/39
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic	4/12 at 100.00	N/R	1,008,020
	Association, Series 2001, 5.000%, 10/01/20 – AMBAC Insured
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009, Trust 3404:
145	16.997%, 3/01/17 (IF)	No Opt. Call	AA	183,355
230	17.025%, 3/01/17 (IF)	No Opt. Call	AA	283,737
750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	Aa3	765,533
	5.000%, 7/01/19 – NPFG Insured
3,825	Total Education and Civic Organizations			3,968,719
	Energy – 1.9% (1.3% of Total Investments)
650	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Ba2	549,998
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 21.7% (14.5% of Total Investments)
105	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	11/11 at 100.00	BB	104,104
	Series 1997, 5.250%, 12/01/12
195	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/11 at 100.00	BB	161,263
	Series 1998, 5.375%, 12/01/28
500	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB–	507,935
	Center, Series 2004, 5.250%, 12/01/22
115	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	6/20 at 100.00	AA–	113,951
	Project, Series 2010, 5.000%, 6/15/40
500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	505,750
	Medical Center Project, Series 2010, 8.000%, 12/01/40
600	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	A+	601,200
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
500	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	501,265
	2007, 5.250%, 10/01/35
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical
	Center of Central Georgia Inc., Series 2009:
200	5.000%, 8/01/32	8/19 at 100.00	AA	201,422
300	5.000%, 8/01/35	8/19 at 100.00	AA	298,329
500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	Baa1	502,250
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	A+	2,015,980
	Medical Center, Series 2002, 5.250%, 10/01/27 – AMBAC Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	740,100
	Medical Center, Series 2007, 5.000%, 10/01/33
6,265	Total Health Care			6,253,549
	Housing/Multifamily – 3.1% (2.0% of Total Investments)
500	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate	7/21 at 100.00	AA+	510,325
	Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured
350	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	319,060
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
50	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University –	3/12 at 102.00	N/R	48,881
	TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured
900	Total Housing/Multifamily			878,266
	Housing/Single Family – 11.7% (7.8% of Total Investments)
650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B–2, 5.350%,	12/11 at 100.00	AAA	651,508
	12/01/22 (Alternative Minimum Tax)
1,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%,	12/15 at 100.00	AAA	965,800
	12/01/27 (Alternative Minimum Tax)
1,670	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	12/11 at 100.00	AAA	1,751,680
	2002A–2, 5.450%, 12/01/22 (Alternative Minimum Tax)
3,320	Total Housing/Single Family			3,368,988
	Industrials – 5.2% (3.5% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding	2/12 at 100.00	A–	1,004,950
	Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)
500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds,	9/15 at 100.00	BBB	498,450
	Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative
	Minimum Tax)
1,500	Total Industrials			1,503,400
	Materials – 2.2% (1.5% of Total Investments)
20	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	11/13 at 100.00	BBB	20,089
	International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)
600	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	607,422
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)
620	Total Materials			627,511
	Tax Obligation/General – 29.0% (19.4% of Total Investments)
360	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	360,788
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	Aa1	520,120
	Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured
1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	Aa1	1,018,060
	Medical Center, Series 2002, 5.375%, 1/01/19 – NPFG Insured
200	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	213,718
2,000	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	3/21 at 100.00	Aaa	2,115,200
	Bonds, Loan Pool Series 2011, 5.125%, 3/15/31
250	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose	5/19 at 100.00	AA+	261,995
	Project, Series 2009, 5.500%, 5/01/38 – AGC Insured
500	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	584,590
700	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	783,825
100	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	114,668
1,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	1,054,620
	2/01/36 (UB)
500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aa1	530,000
	2004, 5.000%, 7/01/20 – NPFG Insured
150	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series	7/18 at 100.00	Aa2	153,936
	2008A, 5.500%, 7/01/38
600	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	621,930
7,860	Total Tax Obligation/General			8,333,450
	Tax Obligation/Limited – 10.4% (7.0% of Total Investments)
40	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%, 12/01/23 –	12/17 at 100.00	AA+	41,484
	AGC Insured
500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	No Opt. Call	N/R	514,580
100	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	A–	105,172
	(Alternative Minimum Tax)
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
300	5.400%, 1/01/20	7/15 at 100.00	A–	308,115
75	5.600%, 1/01/30	7/15 at 100.00	A–	74,484
215	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	199,301
	Cobb–Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds,
	Series 1993:
50	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	Baa1	54,331
90	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa1	96,220
1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	1,603,980
	Facilities Projects, Series 2002A, 5.000%, 8/01/14
2,895	Total Tax Obligation/Limited			2,997,667
	Transportation – 7.0% (4.7% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	A+	1,008,840
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Refunding Series 2004C,	7/14 at 100.00	AA+	1,009,790
	5.000%, 1/01/33 – AGM Insured
2,000	Total Transportation			2,018,630
	U.S. Guaranteed – 17.5% (11.7% of Total Investments) (4)
1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	12/12 at 100.00	Aa2 (4)	1,060,820
	Housing LLC Project, Series 2002, 5.250%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured
1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	N/R (4)	1,599,870
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
1,100	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital	2/12 at 102.00	Aaa	1,145,870
	System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – NPFG Insured
1,200	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,229,448
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)
4,800	Total U.S. Guaranteed			5,036,008
	Utilities – 3.5% (2.4% of Total Investments)
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B:
250	5.000%, 3/15/21	No Opt. Call	A	240,388
250	5.000%, 3/15/22	No Opt. Call	A	236,648
500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1	542,500
	5.250%, 11/01/15 – NPFG Insured
1,000	Total Utilities			1,019,536
	Water and Sewer – 20.7% (13.8% of Total Investments)
1,200	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 –	11/14 at 100.00	AA+	1,250,712
	AGM Insured
625	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA+	653,006
	8/01/35 – AGM Insured
350	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 6/01/37	6/18 at 100.00	Aa2	363,678
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	Aa2	922,992
	Series 2007, 5.000%, 6/01/37 – NPFG Insured
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	Aaa	390,255
	4/01/37 – AGM Insured
500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AA–	535,495
	FGIC Insured
1,395	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.000%, 10/01/21	10/11 at 101.00	Aa1	1,414,139
400	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa2	412,035
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
5,735	Total Water and Sewer			5,942,312
$ 56,370	Total Investments (cost $41,941,159) – 149.5%			42,985,834
	Floating Rate Obligations – (2.3)%			(660,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.9)% (5)			(14,340,000)
	Other Assets Less Liabilities – 2.7%			770,564
	Net Assets Applicable to Common Shares – 100%			$ 28,756,398

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$42,985,834	$ —	$42,985,834

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $41,272,376.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,335,823
Depreciation	(282,017)
Net unrealized appreciation (depreciation) of investments	$1,053,806

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.4%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011